INVESTMENT INCOME - SUMMARY OF NET INVESTMENT INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Net investment income	$ 49.2	$ 40.2	$ 33.2
Fixed maturities
Investment [Line Items]
Gross Investment Income	39.8	34.2	29.1
Affiliated dividends
Investment [Line Items]
Gross Investment Income	8.2	6.2	5.1
Mortgage loans
Investment [Line Items]
Gross Investment Income	0.6	0.6	0.6
Policy loans
Investment [Line Items]
Gross Investment Income	2.2	1.5	1.2
Cash and short-term investments
Investment [Line Items]
Gross Investment Income	1.3	0.5	0.2
Investment expense and other
Investment [Line Items]
Investment expense and other	(3.7)	(3.5)	(3.2)
Amortization of IMR
Investment [Line Items]
Amortization of IMR	$ 0.8	$ 0.7	$ 0.2